Receivables	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Receivables	Receivables
Trade Receivables, net
As of December 31, 2019 and 2018, the Company had trade receivables of $416 million and $399 million, respectively. Trade receivables are shown net of allowances for doubtful accounts of $60 million and $82 million at December 31, 2019 and 2018 respectively. Trade accounts have significant concentrations of credit risk in the Agriculture, Construction and Commercial and Specialty Vehicles segments. There is not a disproportionate concentration of credit risk in any geographic area.
The Industrial Activities businesses sell a significant portion of their trade receivables to Financial Services and provide compensation to Financial Services at approximate market interest rates.
Financing Receivables, net
A summary of financing receivables included in the consolidated balance sheets as of December 31, 2019 and 2018 is as follows:

	2019	2018
	(in millions)
Retail	$9,218	$9,350
Wholesale	10,081	9,749
Other	129	68
Total	$19,428	$19,167

CNH Industrial provides and administers financing for retail purchases of new and used equipment sold through its dealer network. The terms of retail and other notes and finance leases generally range from two to six years, and interest rates on retail and other notes and finance leases vary depending on prevailing market interest rates and certain incentive programs offered by Industrial Activities.
Wholesale receivables arise primarily from the sale of goods to dealers and distributors and, to a lesser extent, the financing of dealer operations. Under the standard terms of the wholesale receivable agreements, these receivables typically have “interest-free” periods of up to twelve months and stated original maturities of up to twenty-four months, with repayment accelerated upon the sale of the underlying equipment by the dealer. During the “interest free” period, Financial Services is compensated by Industrial Activities for the difference between market interest rates and the amount paid by the dealer. After the expiration of any “interest-free” period, interest is charged to dealers on outstanding balances until CNH Industrial receives payment in full. The “interest-free” periods are determined based on the type of equipment sold and the time of year of the sale. Interest rates are set based on market factors and based on Euribor or the equivalent financial market rate (e.g. FHBR, Finance House Base Rate for UK). CNH Industrial evaluates and assesses dealers on an ongoing basis as to their credit worthiness. CNH Industrial may be obligated to repurchase the dealer’s equipment upon cancellation or termination of the dealer’s contract for such causes as change in ownership, closeout of the business, or default. There were no significant losses in 2019, 2018 or 2017 relating to the termination of dealer contracts.
Financing receivables generally have significant concentrations of credit risk in the agriculture, construction and truck industries. On a geographic basis, there is not a disproportionate concentration of credit risk in any area. The Company typically retains as collateral a security interest in the equipment associated with retail notes, wholesale notes and finance leases.
As part of the Company’s overall funding strategy, the Company periodically transfers certain receivables into VIEs that are special purposes entities (“SPEs”) as part of its asset-back securitization program and are not available to the Company’s general creditors. Please see the securitization discussion at the end of this footnote.
Contractual maturities of financing receivables as of December 31, 2019 are as follows:

Amount
(in millions)
2020	$12,608
2021	2,247
2022	1,918
2023	1,410
2024	1,019
2025 and thereafter	226
Total	$19,428

It has been the Company’s experience that substantial portions of retail receivables are repaid before their contractual maturity dates. As a result, the above table should not be regarded as a forecast of future cash collections.
Past due balances of financing receivables still accruing finance income represent the total balance held (principal plus accrued interest) with any payment amounts greater than 30 days or more past the contractual payment due date. Non-performing financing receivables represent loans for which the Company has ceased accruing finance income. These receivables are generally 120 days delinquent. Finance income for non-performing receivables is recognized on a cash basis. Accrual of finance income is resumed when the receivable becomes contractually current and collections are reasonably assured.
The aging of financing receivables as of December 31, 2019 and 2018 is as follows (in millions):

	2019
	31-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail

North America	$24	$4	$—	$28	$6,123	$6,151	$16	$6,167
Europe	—	—	—	—	136	136	—	136
South America	9	2	6	17	1,974	1,991	18	2,009
Rest of World	3	1	2	6	900	906	—	906
Total Retail	$36	$7	$8	$51	$9,133	$9,184	$34	$9,218
Wholesale
North America	$—	$—	$—	$—	$3,641	$3,641	$26	$3,667
Europe	24	9	7	40	4,857	4,897	—	4,897
South America	2	—	1	3	829	832	55	887
Rest of World	5	3	$6	14	616	630	—	630
Total Wholesale	$31	$12	$14	$57	$9,943	$10,000	$81	$10,081

	2018
	31-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail

North America	$21	$5	$—	$26	$6,285	$6,311	$12	$6,323
Europe	1	—	10	11	164	175	40	215
South America	11	9	7	27	1,885	1,912	83	1,995
Rest of World	2	1	—	3	814	817	—	817
Total Retail	$35	$15	$17	$67	$9,148	$9,215	$135	$9,350
Wholesale
North America	$—	$—	$—	$—	$3,613	$3,613	$18	$3,631
Europe	20	9	—	29	4,727	4,756	—	4,756
South America	—	—	—	—	656	656	—	656
Rest of World	7	3	—	10	696	706	—	706
Total Wholesale	$27	$12	$—	$39	$9,692	$9,731	$18	$9,749

Allowance for credit losses activity for the three years ended December 31, 2019, 2018 and 2017 is as follows (in millions):

	December 31, 2019
	Retail	Wholesale
Opening balance	$326	$164
Provision	44	12
Charge-offs, net of recoveries	(51)	(18)
Foreign currency translation and other	(20)	1
Ending balance	299	159
Ending balance: Individually evaluated for impairment	194	125
Ending balance: Collectively evaluated for impairment	105	34
Receivables:
Ending balance	9,218	10,081
Ending balance: Individually evaluated for impairment	326	278
Ending balance: Collectively evaluated for impairment	$8,892	$9,803

	December 31, 2018
	Retail	Wholesale
Opening balance	$383	$200
Provision	53	(5)
Charge-offs, net of recoveries	(85)	(15)
Foreign currency translation and other	(25)	(16)
Ending balance	326	164
Ending balance: Individually evaluated for impairment	204	135
Ending balance: Collectively evaluated for impairment	122	29
Receivables:
Ending balance	9,350	9,749
Ending balance: Individually evaluated for impairment	359	314
Ending balance: Collectively evaluated for impairment	$8,991	$9,435

	December 31, 2017
	Retail	Wholesale
Opening balance	$374	$200
Provision	72	11
Charge-offs, net of recoveries	(103)	(15)
Foreign currency translation and other	40	4
Ending balance	383	200
Ending balance: Individually evaluated for impairment	212	164
Ending balance: Collectively evaluated for impairment	171	36
Receivables:
Ending balance	9,725	10,001
Ending balance: Individually evaluated for impairment	347	540
Ending balance: Collectively evaluated for impairment	$9,378	$9,461

Financing receivables are considered impaired when it is probable the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, have provided bankruptcy notification, or require significant collection efforts. Impaired receivables are generally classified as non-performing.

	2019				2018
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With an allowance recorded
Retail
North America	$40	$38	$21	$41	$31	$30	$16	$33
Europe	$199	$199	$148	$214	$234	$234	$167	$249
South America	$80	$80	$22	$86	$91	$91	$20	$88
Rest of World	$7	$7	$3	$4	$3	$3	$1	$4
Wholesale
North America	$29	$29	$3	$37	$25	$23	$5	$27
Europe	$226	$226	$94	$224	$256	$256	$107	$260
South America	$19	$11	$16	$22	$23	$14	$16	$26
Rest of World	$4	$4	$12	$7	$10	$10	$7	$9
Total
Retail	$326	$324	$194	$345	$359	$358	$204	$374
Wholesale	$278	$270	$125	$290	$314	$303	$135	$322

Troubled Debt Restructurings
A restructuring of a receivable constitutes a troubled debt restructuring (“TDR”) when the lender grants a concession it would not otherwise consider to a borrower that is experiencing financial difficulties. As a collateral based lender, CNH Industrial typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest-only periods, modification of a contractual interest rate to a below market interest rate and waiving of interest and principal.
TDRs are reviewed along with other receivables as part of management’s ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of the collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third-party guarantees.
Before removing a receivable from TDR classification, a review of the borrower is conducted. If concerns exist about the future ability of the borrower to meet its obligations based on a credit review, the TDR classification is not removed from the receivable.
As of December 31, 2019, the Company had 279 retail and finance lease contracts classified as TDRs in North America where a court has determined the concession. The pre-modification value of these contracts was $10 million and the post-modification value was $9 million. Additionally, the Company had 323 accounts with a balance of $15 million in North America undergoing bankruptcy proceedings where a concession has not yet been determined. As of December 31, 2018, the Company had 254 retail and finance lease contracts classified as TDRs in North America where a court has determined the concession. The pre-modification value of these contracts was $8 million and the post-modification value was $7 million. Additionally, the Company had 371 accounts with a balance of $17 million in North America undergoing bankruptcy proceedings where a concession has not yet been determined. As the outcome of the bankruptcy cases is determined by the court based on available assets, subsequent re-defaults are unusual and were not material for retail and finance lease contracts that were modified in a TDR during the previous twelve months ended December 31, 2019 and 2018.
As of December 31, 2019, the Company had retail and finance lease receivable contracts classified as TDRs in Europe. The pre-modification value was $87 million and the post-modification value was $80 million. Subsequent re-defaults were not material for retail and finance lease receivable contracts that were modified in a TDR during the previous twelve months ended December 31, 2019.
As of December 31, 2019 and 2018, CNH Industrial's wholesale TDRs were immaterial.
Transfers of Financial Assets
The Company transfers a number of its financing receivables to securitization programs or factoring transactions.
A securitization transaction entails the sale of a portfolio of receivables to a securitization vehicle. This SPE finances the purchase of the receivables by issuing asset-backed securities (i.e. securities whose repayment and interest flow depend upon the cash flow generated by the portfolio). SPEs utilized in securitizations differ from other entities included in the Company’s consolidated financial statements because the assets they hold are legally isolated. For bankruptcy analysis purposes, the Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of the SPEs’ investors. The Company’s interests in the SPEs’ receivables are subordinate to the interests of third-party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company’s creditors until all obligations of the SPE have been fulfilled.
These trusts were determined to be VIEs and, consequently, the Company has consolidated these trusts. In its role as servicer, the Company has the power to direct the trusts’ activities. Through its retained interests, the Company has an obligation to absorb certain losses or the right to receive certain benefits that could potentially be significant to the trusts.
No recourse provisions exist that allow holders of the asset-backed securities issued by the trusts to return those securities to the Company, although the Company provides customary representations and warranties that could give rise to an obligation to repurchase from the trusts any receivables for which there is a breach of the representations and warranties. Moreover, the Company does not guarantee any securities issued by the trusts. The trusts have a limited life and generally terminate upon final distribution of amounts owed to investors or upon exercise of a cleanup-call option by the Company in its role as servicer.
Furthermore, factoring transactions may be either with recourse or without recourse; certain without recourse transfers include deferred payment clauses (for example, when the payment by the factor of a minor part of the purchase price is dependent on the total amount collected from the receivables), requiring first loss cover, meaning that the transferor takes priority participation in the losses, or require a significant exposure to the cash flows arising from the transferred receivables to be retained. These types of transactions do not qualify for the derecognition of the assets since the risks and rewards connected with collection are not substantially transferred, and accordingly the Company continues to recognize the receivables transferred by this means in its balance sheet and a financial liability of the same amount under asset-backed financing.
At December 31, 2019 and 2018, the carrying amount of such restricted receivables included in financing receivables above are the following (in millions):

	2019	2018
Retail note and finance lease receivables	$6,340	$6,371
Wholesale receivables	7,266	7,052
Total	$13,606	$13,423